Inventories (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Inventories
Raw materials	$ 578,608	$ 378,547
Finished goods	1,428,620	1,087,194
Low-value consumption goods	102,491	69,774
Work in progress	307,297	609,440
Total Inventory	2,417,016	2,144,955
Less: reserve for obsolete inventories	0	176,805
Total	$ 2,417,016	$ 1,968,150